Share Capital and Other Components of Equity - Summary of Share Based Compensation of Share Warrants Outstanding (Detail)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Exercise price | $ / shares	$ 5.75
Warrants outstanding and exercisable | shares	8,028,577
Expiry Period One [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share based compensation by share based award aggregate term	120 days
Exercise price | $ / shares	$ 0.7572
Warrants outstanding and exercisable | shares	243,421
Expiry Period Two [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share based compensation by share based award aggregate term	120 days
Exercise price | $ / shares	$ 0.7572
Warrants outstanding and exercisable | shares	137,500
Expiry Period Three [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share based compensation by share based award aggregate term	120 days
Exercise price | $ / shares	$ 0.4984
Warrants outstanding and exercisable | shares	215,000
Expiry Period Four [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Expiry Date	Mar. 09, 2026
Exercise price | $ / shares	$ 11.2
Remaining contractual life	5 months 8 days
Warrants outstanding and exercisable | shares	2,826,024
Expiry Period Five [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Expiry Date	Apr. 20, 2026
Exercise price | $ / shares	$ 3
Remaining contractual life	6 months 18 days
Warrants outstanding and exercisable | shares	4,517,350
Expiry Period Six [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Expiry Date	Apr. 20, 2026
Exercise price | $ / shares	$ 2.05
Remaining contractual life	6 months 18 days
Warrants outstanding and exercisable | shares	50,054
Expiry Period Seven [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Expiry Date	Apr. 29, 2026
Exercise price | $ / shares	$ 11.2
Remaining contractual life	6 months 29 days
Warrants outstanding and exercisable | shares	39,228